Average Annual Total Returns - PRUDENTIAL DAY ONE 2035 FUND	Sep. 29, 2020
Class R1
Average Annual Return:
1 Year	21.01%
Since Inception	8.77%
Inception Date	Dec. 13, 2016
Class R2
Average Annual Return:
1 Year	21.31%
Since Inception	9.04%
Inception Date	Dec. 13, 2016
Class R3
Average Annual Return:
1 Year	21.58%
Since Inception	9.23%
Inception Date	Dec. 13, 2016
Class R4
Average Annual Return:
1 Year	21.69%
Since Inception	9.34%
Inception Date	Dec. 13, 2016
Class R5
Average Annual Return:
1 Year	21.70%
Since Inception	9.41%
Inception Date	Dec. 13, 2016
Class R6
Average Annual Return:
1 Year	21.87%
Since Inception	9.58%
Inception Date	Dec. 13, 2016
Class R6 | After Taxes on Distributions
Average Annual Return:
1 Year	20.12%
Since Inception	8.25%
Inception Date	Dec. 13, 2016
Class R6 | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	13.67%
Since Inception	7.10%
Inception Date	Dec. 13, 2016